Accounts Payable And Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 112,767	$ 122,508
Accrued liabilities	117,922	103,520
Income taxes payable	6,399	9,379
VAT and other taxes payable	9,434	4,401
Accounts payable and accrued liabilities	$ 246,522	$ 239,808